Appendix III - Changes in Other Intangible Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in Other Intangible Assets
Intangible assets at beginning of the year	€ 1,636,950	€ 1,557,650
Additions	15,222	52,078
Business combinations	1,255,252	24,027
Transfers	2,142	3,154
Disposals	(22,756)	(12,176)
Translation differences	92,781	116,373
Intangible assets at end of the year	2,949,147	1,636,950
Currently marketed products.
Changes in Other Intangible Assets
Intangible assets at beginning of the year	688,517	672,697
Translation differences	(22,798)	51,809
Intangible assets at end of the year	691,068	688,517
Gross carrying amount
Changes in Other Intangible Assets
Intangible assets at beginning of the year	2,615,965	2,370,373
Additions	109,069	68,244
Business combinations	1,255,596	24,027
Transfers	1,923	3,315
Disposals	(119,533)	(18,033)
Translation differences	140,873	168,039
Intangible assets at end of the year	4,003,893	2,615,965
Gross carrying amount | Development costs
Changes in Other Intangible Assets
Intangible assets at beginning of the year	801,606	701,390
Additions	39,835	34,671
Business combinations	943,857	24,027
Disposals	(3,372)	(5,679)
Translation differences	40,159	47,197
Intangible assets at end of the year	1,822,085	801,606
Gross carrying amount | Concessions, patents, licenses brands & similar
Changes in Other Intangible Assets
Intangible assets at beginning of the year	244,558	228,023
Additions	36,612	57
Business combinations	3,762
Transfers	97
Disposals	(3,907)
Translation differences	11,036	16,478
Intangible assets at end of the year	292,158	244,558
Gross carrying amount | Computer software
Changes in Other Intangible Assets
Intangible assets at beginning of the year	330,491	279,651
Additions	31,299	33,516
Business combinations	50
Transfers	1,881	3,315
Disposals	(34,429)	(208)
Translation differences	11,699	14,217
Intangible assets at end of the year	340,991	330,491
Gross carrying amount | Currently marketed products.
Changes in Other Intangible Assets
Intangible assets at beginning of the year	1,083,301	1,004,665
Translation differences	65,561	78,636
Intangible assets at end of the year	1,148,862	1,083,301
Gross carrying amount | Other Intangible assets [Member]
Changes in Other Intangible Assets
Intangible assets at beginning of the year	156,009	156,644
Additions	1,323
Business combinations	307,927
Transfers	(55)
Disposals	(77,825)	(12,146)
Translation differences	12,418	11,511
Intangible assets at end of the year	399,797	156,009
Accumulated depreciation and amortisation
Changes in Other Intangible Assets
Intangible assets at beginning of the year	(908,915)	(747,594)
Additions	(123,653)	(120,249)
Business combinations	(344)	0
Transfers	140	(161)
Disposals	20,475	5,857
Translation differences	(40,366)	(46,768)
Intangible assets at end of the year	(1,052,663)	(908,915)
Accumulated depreciation and amortisation | Development costs
Changes in Other Intangible Assets
Intangible assets at beginning of the year	(168,366)	(125,875)
Additions	(28,160)	(44,612)
Transfers		(60)
Disposals	663	5,679
Translation differences	(3,581)	(3,498)
Intangible assets at end of the year	(199,444)	(168,366)
Accumulated depreciation and amortisation | Concessions, patents, licenses brands & similar
Changes in Other Intangible Assets
Intangible assets at beginning of the year	(64,176)	(51,197)
Additions	(12,321)	(9,909)
Business combinations	(332)
Disposals	2,200
Translation differences	(2,702)	(3,070)
Intangible assets at end of the year	(77,331)	(64,176)
Accumulated depreciation and amortisation | Computer software
Changes in Other Intangible Assets
Intangible assets at beginning of the year	(200,291)	(167,124)
Additions	(30,357)	(25,474)
Business combinations	(12)
Transfers	140	(101)
Disposals	16,813	178
Translation differences	(6,598)	(7,770)
Intangible assets at end of the year	(220,305)	(200,291)
Accumulated depreciation and amortisation | Currently marketed products.
Changes in Other Intangible Assets
Intangible assets at beginning of the year	(394,784)	(331,968)
Additions	(40,212)	(35,989)
Translation differences	(22,798)	(26,827)
Intangible assets at end of the year	(457,794)	(394,784)
Accumulated depreciation and amortisation | Other Intangible assets [Member]
Changes in Other Intangible Assets
Intangible assets at beginning of the year	(81,298)	(71,430)
Additions	(12,603)	(4,265)
Disposals	799
Translation differences	(4,687)	(5,603)
Intangible assets at end of the year	(97,789)	(81,298)
Accumulated impairment | Other Intangible assets [Member]
Changes in Other Intangible Assets
Intangible assets at beginning of the year	(70,100)	(65,129)
Additions	(638)	(73)
Transfers	79
Disposals	76,302
Translation differences	(7,726)	(4,898)
Intangible assets at end of the year	€ (2,083)	€ (70,100)